Taxes on Income (Composition) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Current taxes	$ 53	$ 208	$ 68
Deferred taxes	76	(23)	(45)
Taxes in respect of prior years	0	(27)	32
Income taxes	$ 129	$ 158	$ 55